UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Espalier Global Management LLC

Address:  599 Lexington Avenue
          Suite 4110
          New York, New York 10022

13F File Number:  028-14742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Wojciech Uzdelewicz
Title:  Managing Principal
Phone:  212-339-7448


Signature, Place and Date of Signing:


  /s/Wojciech Uzdelewicz         New York, New York         November 14, 2012
--------------------------     ----------------------     ---------------------
      [Signature]                     [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   68

Form 13F Information Table Value Total:   $573,640
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name
     ---     --------------------     ----------------------------------
      1       028-14745                Espalier Global Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Espalier Global Management LLC
                                                         September 30, 2012

COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7    COLUMN 8
                                                            VALUE     SHS OR    SH/  PUT/    INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL    DISCRETION    MGRS    SOLE    SHRD NONE
----------------------------  ----------------  ---------  --------  ---------  ---  ----  --------------  ----  --------- ---- ----
ABERCROMBIE & FITCH CO        CL A              002896207    3,392     100,000   SH        SHARED-DEFINED   1      100,000
ADA ES INC                    COM               005208103    7,950     336,709   SH        SHARED-DEFINED   1      336,709
AMARIN CORP PLC               SPONS ADR NEW     023111206    9,556     759,900   SH        SHARED-DEFINED   1      759,900
AMARIN CORP PLC               SPONS ADR NEW     023111206    2,829     225,000       CALL  SHARED-DEFINED   1      225,000
AMERICAN INTL GROUP INC       COM NEW           026874784   21,314     650,000   SH        SHARED-DEFINED   1      650,000
AMERICAN INTL GROUP INC       COM NEW           026874784    8,198     250,000       CALL  SHARED-DEFINED   1      250,000
BROADCOM CORP                 CL A              111320107    5,625     162,700   SH        SHARED-DEFINED   1      162,700
CAPITAL ONE FINL CORP         COM               14040H105    9,598     168,363   SH        SHARED-DEFINED   1      168,363
CISCO SYS INC                 COM               17275R102   14,894     780,000   SH        SHARED-DEFINED   1      780,000
COLGATE PALMOLIVE CO          COM               194162103   10,722     100,000       PUT   SHARED-DEFINED   1      100,000
COMMVAULT SYSTEMS INC         COM               204166102    7,332     125,000   SH        SHARED-DEFINED   1      125,000
COMPUWARE CORP                COM               205638109   10,052   1,016,423   SH        SHARED-DEFINED   1    1,016,423
COPART INC                    COM               217204106    2,773     100,000       PUT   SHARED-DEFINED   1      100,000
DELL INC                      COM               24702R101    7,539     765,000   SH        SHARED-DEFINED   1      765,000
DENDREON CORP                 COM               24823Q107      994     206,650   SH        SHARED-DEFINED   1      206,650
DIGITALGLOBE INC              COM NEW           25389M877    1,020      50,000   SH        SHARED-DEFINED   1       50,000
DISCOVER FINL SVCS            COM               254709108   22,845     575,000   SH        SHARED-DEFINED   1      575,000
E TRADE FINANCIAL CORP        COM NEW           269246401    8,800   1,000,000   SH        SHARED-DEFINED   1    1,000,000
EQUINIX INC                   COM NEW           29444U502   21,635     105,000   SH        SHARED-DEFINED   1      105,000
FIRST SOLAR INC               COM               336433107    3,521     159,014   SH        SHARED-DEFINED   1      159,014
FIRST SOLAR INC               COM               336433107    2,215     100,000       CALL  SHARED-DEFINED   1      100,000
FORTRESS INVESTMENT GROUP LL  CL A              34958B106    1,525     345,000   SH        SHARED-DEFINED   1      345,000
FORTRESS INVESTMENT GROUP LL  CL A              34958B106      884     200,000       CALL  SHARED-DEFINED   1      200,000
GAMESTOP CORP NEW             CL A              36467W109    4,200     200,000       CALL  SHARED-DEFINED   1      200,000
GENCO SHIPPING & TRADING LTD  SHS               Y2685T107      893     242,530   SH        SHARED-DEFINED   1      242,530
GENERAL ELECTRIC CO           COM               369604103   13,626     600,000   SH        SHARED-DEFINED   1      600,000
GOOGLE INC                    CL A              38259P508   11,318      15,000   SH        SHARED-DEFINED   1       15,000
HEWLETT PACKARD CO            COM               428236103    8,530     500,000       PUT   SHARED-DEFINED   1      500,000
HOMEAWAY INC                  COM               43739Q100    4,155     177,336   SH        SHARED-DEFINED   1      177,336
HSBC HLDGS PLC                SPON ADR NEW      404280406   13,938     300,000       PUT   SHARED-DEFINED   1      300,000
INFORMATICA CORP              COM               45666Q102    5,576     160,000   SH        SHARED-DEFINED   1      160,000
INTERNATIONAL BUSINESS MACHS  COM               459200101   31,118     150,000       PUT   SHARED-DEFINED   1      150,000
INTUIT                        COM               461202103    5,299      90,000   SH        SHARED-DEFINED   1       90,000
ISHARES TR                    FTSE CHINA25 IDX  464287184   13,840     400,000       PUT   SHARED-DEFINED   1      400,000
JDS UNIPHASE CORP             COM PAR $0.001    46612J507    5,960     481,400   SH        SHARED-DEFINED   1      481,400
KEYW HLDG CORP                COM               493723100    7,046     563,700   SH        SHARED-DEFINED   1      563,700
KRAFT FOODS INC               CL A              50075N104   16,540     400,000       CALL  SHARED-DEFINED   1      400,000
L-3 COMMUNICATIONS HLDGS INC  COM               502424104   10,039     140,000   SH        SHARED-DEFINED   1      140,000
LG DISPLAY CO LTD             SPONS ADR REP     50186V102    1,948     155,000   SH        SHARED-DEFINED   1      155,000
LINKEDIN CORP                 COM CL A          53578A108   22,371     185,806   SH        SHARED-DEFINED   1      185,806
LIONS GATE ENTMNT CORP        COM NEW           535919203    4,581     300,000   SH        SHARED-DEFINED   1      300,000
LIVEPERSON INC                COM               538146101    6,211     342,981   SH        SHARED-DEFINED   1      342,981
MCDONALDS CORP                COM               580135101    9,175     100,000       PUT   SHARED-DEFINED   1      100,000
MILLENNIAL MEDIA INC          COM               60040N105   11,862     826,629   SH        SHARED-DEFINED   1      826,629
MILLENNIAL MEDIA INC          COM               60040N105    1,435     100,000       CALL  SHARED-DEFINED   1      100,000
NATIONAL INSTRS CORP          COM               636518102    3,770     150,000   SH        SHARED-DEFINED   1      150,000
OPENTABLE INC                 COM               68372A104    3,328      80,000   SH        SHARED-DEFINED   1       80,000
PANDORA MEDIA INC             COM               698354107    1,407     128,500   SH        SHARED-DEFINED   1      128,500
PARKERVISION INC              COM               701354102      470     200,000   SH        SHARED-DEFINED   1      200,000
PAYCHEX INC                   COM               704326107    3,352     100,700   SH        SHARED-DEFINED   1      100,700
QUESTCOR PHARMACEUTICALS INC  COM               74835Y101      462      25,000       PUT   SHARED-DEFINED   1       25,000
RIVERBED TECHNOLOGY INC       COM               768573107    5,820     250,000   SH        SHARED-DEFINED   1      250,000
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605   15,590   1,000,000       CALL  SHARED-DEFINED   1    1,000,000
SERVICESOURCE INTL LLC        COM               81763U100    4,162     405,014   SH        SHARED-DEFINED   1      405,014
SHUTTERFLY INC                COM               82568P304    4,512     145,000   SH        SHARED-DEFINED   1      145,000
SINCLAIR BROADCAST GROUP INC  CL A              829226109    2,738     244,216   SH        SHARED-DEFINED   1      244,216
SPDR GOLD TRUST               GOLD SHS          78463V107   13,751      80,000   SH        SHARED-DEFINED   1       80,000
SPLUNK INC                    COM               848637104    9,180     250,000   SH        SHARED-DEFINED   1      250,000
SYMANTEC CORP                 COM               871503108    8,988     500,000   SH        SHARED-DEFINED   1      500,000
TD AMERITRADE HLDG CORP       COM               87236Y108   17,676   1,150,000   SH        SHARED-DEFINED   1    1,150,000
TIBCO SOFTWARE INC            COM               88632Q103   12,090     400,000   SH        SHARED-DEFINED   1      400,000
TIVO INC                      COM               888706108   23,543   2,257,236   SH        SHARED-DEFINED   1    2,257,236
TOTAL SYS SVCS INC            COM               891906109   10,665     450,000   SH        SHARED-DEFINED   1      450,000
WAL-MART STORES INC           COM               931142103    7,380     100,000       PUT   SHARED-DEFINED   1      100,000
WYNN RESORTS LTD              COM               983134107    4,040      35,000   SH        SHARED-DEFINED   1       35,000
YAHOO INC                     COM               984332106   22,839   1,429,697   SH        SHARED-DEFINED   1    1,429,697
ZYNGA INC                     CL A              98986T108    1,588     560,000   SH        SHARED-DEFINED    1     560,000
ZYNGA INC                     CL A              98986T108    1,418     500,000       CALL  SHARED-DEFINED    1     500,000



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